Summary of Significant Accounting Policies - Equity-Based Compensation (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Oct. 01, 2016	Sep. 30, 2016	Sep. 30, 2015
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease to deferred income tax liabilities	$ (991.9)	$ (1,357.0)
Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Increase to retained earnings		$ 0.0		$ 4.9	$ 0.0
Accounting Standards Update 2016-09
New Accounting Pronouncement, Early Adoption [Line Items]
Decrease to deferred income tax liabilities			$ 4.9
Accounting Standards Update 2016-09 | Retained Earnings
New Accounting Pronouncement, Early Adoption [Line Items]
Increase to retained earnings			$ 4.9